Share Capital, Share Premium, Reserves - Capital and share premium (Details)																				1 Months Ended	12 Months Ended
	Nov. 20, 2025 EUR (€) € / shares shares	Nov. 18, 2025 EUR (€) € / shares shares	Nov. 13, 2025 EUR (€)	Sep. 26, 2025 EUR (€) € / shares shares	Jul. 08, 2025 EUR (€) € / shares shares	Jun. 13, 2025 EUR (€) € / shares shares	May 12, 2025 EUR (€) € / shares shares	Nov. 15, 2024 EUR (€) € / shares shares	Oct. 09, 2024 EUR (€) € / shares shares	Sep. 25, 2024 EUR (€) € / shares shares	Sep. 03, 2024 EUR (€) € / shares shares	Jun. 24, 2024 EUR (€) € / shares shares	Jun. 03, 2024 EUR (€) € / shares shares	May 28, 2024 EUR (€) € / shares shares	Apr. 17, 2024 EUR (€) € / shares shares	Mar. 06, 2024 EUR (€) € / shares shares	Jul. 07, 2021 EUR (€)	Sep. 21, 2020 EUR (€)	Jan. 01, 2020	Nov. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares
Share Capital, Share Premium, Reserves
Stock split ratio																			500
Direct-attributable transaction costs																	€ 7,600,000	€ 6,500,000
Outstanding common shares | shares																					43,026,460	37,427,265	28,673,985
Share premium before deduction of transaction costs																					€ 354,500,000	€ 332,600,000
Issuance of shares for cash			€ 22,000,000																	€ (22,000,000)
Share capital																					6,505,000	6,430,000
Equity attributable to owners of parents																					€ 49,129,000	€ 113,254,000
Common shares
Share Capital, Share Premium, Reserves
Number of shares issued | shares	292,250	5,189,428		103,642	5,500	6,375	2,000	38,250	3,000,000	2,250	13,750	12,625	300,000	5,374,755	3,000	8,650
Outstanding common shares | shares																					43,026,460	37,427,265	28,673,985
Total of shares
Share Capital, Share Premium, Reserves
Number of shares issued | shares	292,250	5,189,428		103,642	5,500	6,375	2,000	38,250	3,000,000	2,250	13,750	12,625	300,000	5,374,755	3,000	8,650
Outstanding common shares | shares																					43,026,460	37,427,265	28,673,985
Share capital per share
Share Capital, Share Premium, Reserves
Share capital per share | € / shares	€ 0.01	€ 0.01		€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17
Share capital
Share Capital, Share Premium, Reserves
Number of shares issued | shares				103,642
Issuance of shares for cash	€ 3,000	€ 52,000							€ 515,000				€ 52,000	€ 923,000
Share capital																					€ 6,505,000	€ 6,430,000	€ 4,926,000
Exercise of warrants (equity)				€ 18,000	€ 1,000	€ 1,000		€ 7,000		€ 1,000	€ 2,000	€ 2,000			€ 1,000	€ 1,000
Share premium
Share Capital, Share Premium, Reserves
Direct-attributable transaction costs																					1,155,000	3,730,000	340,000
Issuance of shares for cash	€ 1,166,000	€ 20,706,000							€ 24,071,000				€ 2,506,000	€ 44,946,000							21,872,000	71,522,000	18,132,000
Share capital																					€ 354,523,000	€ 332,579,000	€ 260,631,000
Exercise of warrants (equity)				€ 0	€ 29,000	€ 33,000	€ 10,000	€ 198,000		€ 12,000	€ 72,000	€ 66,000			€ 16,000	€ 61,000